Annual Fund Operating Expenses - GoodHaven Fund - GoodHaven Fund Class	Mar. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	1.10%

[1]	Other Expenses includes the Fund’s Support Services Agreement fee of up to 0.20% which was adopted to include the Fund’s customary day-to-day expenses such as custodial, transfer agency, administration, legal and audit fees. The Support Services Agreement fee does not include (a) any charges associated with the execution of portfolio transactions, such as brokerage commissions, acquired fund fees and expenses, or transaction charges, (b) taxes, if any, imposed on the Fund, (c) interest, if any, on any Fund borrowings, or (d) extraordinary Fund legal expenses incurred outside of the normal operation of the Fund, such as legal fees, arbitration fees, or related expenses in connection with any actual or threatened arbitration, mediation, or litigation.